Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 125	$ 115
Accounts receivable	428	414
Due from affiliated companies	81	53
Income and other taxes receivable	7	6
Prepaid and other assets	35	36
Current portion of derivative assets	19	3
Total	695	627
Non-current assets
Property, plant and equipment, net	449	405
Intangible assets, net	1,008	1,158
Goodwill	1,350	1,380
Derivative assets	13	0
Deferred income taxes	14	23
Other long-term assets	27	33
Total	2,861	2,999
Total assets	3,556	3,626
Current liabilities
Accounts payable and accrued liabilities	290	336
Due to affiliated companies	111	71
Income and other taxes payable	67	67
Current maturities of long-term debt	83	328
Current portion of derivative liabilities	1	5
Total	552	807
Non-current liabilities
Long-term debt	881	820
Derivative liabilities	0	17
Deferred income taxes	264	305
Other long-term liabilities	21	22
Total	1,166	1,164
Total liabilities	1,718	1,971
Owners’ equity	1,838	1,655
Total liabilities and owners’ equity	3,556	3,626
Contingent liabilities